Loss Per Share - Schedule of Basic and Diluted Net Loss Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Schedule of Basic and Diluted Net Loss Per Share [Abstract]
Net loss attributable to common stock	$ (11,910)	$ (40,891)	$ (452,223)	$ (58,887)
Weighted average shares outstanding - basic	621,762,506	454,712,290	617,779,981	454,712,290
Weighted average shares outstanding - diluted	621,762,506	454,712,290	617,779,981	454,712,290
Net loss per share - basic	$ (0.02)	$ (0.09)	$ (0.73)	$ (0.13)
Net loss per share - diluted	$ (0.02)	$ (0.09)	$ (0.73)	$ (0.13)